United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2020

Date of reporting period: November 30, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 1.40%
Energy - 0.95%
Oil, Gas & Consumable Fuels - 0.95%
KNOT Offshore Partners LP	275,914	$5,314,104
Occidental Petroleum Corp.	75,379	2,907,368
Whitecap Resources, Inc.	1,233,000	3,805,842

		12,027,314

Total Energy		12,027,314

Financials - 0.27%
Mortgage Real Estate Investment Trusts (REITs) - 0.27%
Annaly Capital Management, Inc.	359,000	3,349,470

Materials - 0.18%
Chemicals - 0.18%
CVR Partners LP	816,191	2,326,144

Total Common Stocks (Cost $20,532,838)		17,702,928

	Principal Amount*
BANK LOAN OBLIGATIONSA - 1.70%
Consumer, Cyclical - 0.91%
Gol LuxCo S.A., 6.500%, Due 8/31/2020, 1st Lien Term LoanB	$11,450,000	11,550,187

Energy - 0.79%
California Resources Corp.,
12.077%, Due 12/31/2021, Second Out Term Loan, (1-mo. LIBOR + 10.375%)	7,000,000	4,046,000
6.452%, Due 12/31/2022, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.750%)	7,100,000	5,956,403

		10,002,403

Total Bank Loan Obligations (Cost $23,919,667)		21,552,590

CORPORATE OBLIGATIONS - 62.03%
Basic Materials - 1.39%
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, Due 6/15/2023C	16,915,000	17,633,887

Communications - 6.16%
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, Due 8/15/2027C	10,860,000	10,585,351
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 5.250%, Due 12/1/2027C	15,500,000	16,275,000
Iridium Communications, Inc., 10.250%, Due 4/15/2023C	15,475,000	16,545,406
Univision Communications, Inc., 5.125%, Due 2/15/2025C	13,050,000	12,576,937
VeriSign, Inc., 4.750%, Due 7/15/2027	20,830,000	22,142,290

		78,124,984

Consumer, Cyclical - 8.71%
Aramark Services, Inc., 4.750%, Due 6/1/2026	11,132,000	11,521,620
Buena Vista Gaming Authority, 13.000%, Due 4/1/2023C	9,040,000	9,266,000
Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, Due 10/15/2025C	19,770,000	20,431,504
Churchill Downs, Inc., 4.750%, Due 1/15/2028C	15,200,000	15,732,000
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, Due 2/15/2023C	7,705,000	8,070,988
Goodyear Tire & Rubber Co., 4.875%, Due 3/15/2027	15,953,000	16,232,177
Station Casinos LLC, 5.000%, Due 10/1/2025C	15,505,000	15,737,575
Viking Cruises Ltd., 5.875%, Due 9/15/2027C	12,600,000	13,482,000

		110,473,864

Consumer, Non-Cyclical - 24.38%
Acadia Healthcare Co., Inc., 5.125%, Due 7/1/2022	2,015,000	2,025,075

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Principal Amount*	Fair Value
CORPORATE OBLIGATIONS - 62.03% (continued)
Consumer, Non-Cyclical - 24.38% (continued)
Acadia Healthcare Co., Inc. (continued)
5.625%, Due 2/15/2023	$6,821,000	$6,948,894
AMN Healthcare, Inc., 4.625%, Due 10/1/2027C	20,785,000	20,940,887
Avanos Medical, Inc., 6.250%, Due 10/15/2022	11,075,000	11,282,656
Charles River Laboratories International, Inc., 5.500%, Due 4/1/2026C	18,836,000	20,060,340
Darling Ingredients, Inc., 5.250%, Due 4/15/2027C	20,490,000	21,642,562
Dole Food Co., Inc., 7.250%, Due 6/15/2025C	18,362,000	17,443,900
Gartner, Inc., 5.125%, Due 4/1/2025C	19,310,000	20,245,569
HCA, Inc., 4.500%, Due 2/15/2027	23,396,000	25,246,074
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc., 5.500%, Due 1/15/2030C	20,500,000	21,858,125
MEDNAX, Inc., 6.250%, Due 1/15/2027C	19,730,000	20,075,275
Pilgrim’s Pride Corp., 5.875%, Due 9/30/2027C	4,615,000	4,984,200
Post Holdings, Inc., 5.000%, Due 8/15/2026C	18,499,000	19,423,580
Select Medical Corp., 6.250%, Due 8/15/2026C	5,890,000	6,317,025
Simmons Foods, Inc., 5.750%, Due 11/1/2024C	20,145,000	19,490,288
Teleflex, Inc., 4.625%, Due 11/15/2027	16,970,000	17,945,775
Tenet Healthcare Corp., 4.875%, Due 1/1/2026C	15,930,000	16,547,288
TreeHouse Foods, Inc., 6.000%, Due 2/15/2024C	16,999,000	17,721,458
Universal Health Services, Inc., 5.000%, Due 6/1/2026C	18,086,000	19,080,730

		309,279,701

Energy - 3.59%
Berry Petroleum Co. LLC, 7.000%, Due 2/15/2026C	26,706,000	23,082,129
California Resources Corp., 8.000%, Due 12/15/2022C	19,575,000	4,893,750
Denbury Resources, Inc., 7.750%, Due 2/15/2024C	12,820,000	9,534,875
Pioneer Energy Services Corp., 6.125%, Due 3/15/2022	22,922,000	8,022,700

		45,533,454

Financial - 1.37%
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, Due 8/1/2029	16,555,000	17,361,560

Industrial - 8.99%
AECOM, 5.875%, Due 10/15/2024	11,759,000	12,846,708
Borealis Finance LLC, 7.500%, Due 11/16/2022C	14,410,000	13,572,433
BWX Technologies, Inc., 5.375%, Due 7/15/2026C	18,870,000	19,907,850
Eagle Bulk Shipco LLC, 8.250%, Due 11/28/2022	16,987,970	17,327,729
JPW Industries Holding Corp., 9.000%, Due 10/1/2024C	13,860,000	12,785,746
Kratos Defense & Security Solutions, Inc., 6.500%, Due 11/30/2025C	17,815,000	18,883,900
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc., 8.125%, Due 11/15/2021C	23,540,000	18,714,300

		114,038,666

Technology - 7.44%
Booz Allen Hamilton, Inc., 5.125%, Due 5/1/2025C	18,552,000	19,178,130
Entegris, Inc., 4.625%, Due 2/10/2026C	17,415,000	17,997,880
IQVIA, Inc., 5.000%, Due 5/15/2027C	17,710,000	18,595,500
Leidos, Inc.,
7.125%, Due 7/1/2032	11,768,000	13,680,300
5.500%, Due 7/1/2033	8,771,000	9,002,467
Qorvo, Inc., 5.500%, Due 7/15/2026	15,012,000	15,969,015

		94,423,292

Total Corporate Obligations (Cost $799,982,217)		786,869,408

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Principal Amount*		Fair Value
CONVERTIBLE OBLIGATIONS - 6.29%
Communications - 1.82%
Gogo, Inc., 6.000%, Due 5/15/2022C		$21,611,000	$23,042,255

Energy - 0.45%
Denbury Resources, Inc., 6.375%, Due 12/31/2024C		10,487,000	5,723,046

Industrial - 4.02%
DHT Holdings, Inc., 4.500%, Due 8/15/2021		18,876,000	24,142,086
Scorpio Tankers, Inc., 3.000%, Due 5/15/2022		23,483,000	26,864,299

			51,006,385

Total Convertible Obligations (Cost $74,617,138)			79,771,686

FOREIGN CORPORATE OBLIGATIONS - 25.33%
Basic Materials - 1.39%
Kissner Holdings LP / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, Due 12/1/2022C		16,920,000	17,596,800

Communications - 1.29%
Connect Finco SARL / Connect US Finco LLC, 6.750%, Due 10/1/2026C		15,915,000	16,332,769

Consumer, Cyclical - 3.54%
Codere Finance 2 Luxembourg S.A., 7.625%, Due 11/1/2021C		5,740,000	5,177,090
Ladbrokes Group Finance PLC, 5.125%, Due 9/8/2023D	GBP	12,800,000	17,779,939
Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC, 7.000%, Due 7/15/2026C		16,905,000	18,257,400
William Hill PLC, 4.750%, Due 5/1/2026D	GBP	2,800,000	3,733,099

			44,947,528

Consumer, Non-Cyclical - 5.36%
Clearwater Seafoods, Inc., 6.875%, Due 5/1/2025C		14,335,000	14,836,725
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.500%, Due 12/15/2022C		9,435,000	9,387,825
Minerva Luxembourg S.A., 6.500%, Due 9/20/2026C		12,725,000	13,405,788
Nova Austral S.A., 8.250%, Due 5/26/2021C D		22,200,000	11,988,000
Ritchie Bros Auctioneers, Inc., 5.375%, Due 1/15/2025C		17,620,000	18,345,239

			67,963,577

Energy - 8.92%
Athabasca Oil Corp., 9.875%, Due 2/24/2022C		31,931,000	28,019,453
Baytex Energy Corp., 5.625%, Due 6/1/2024C		27,393,000	24,433,460
CES Energy Solutions Corp., 6.375%, Due 10/21/2024C	CAD	20,567,000	14,728,871
MEG Energy Corp., 7.000%, Due 3/31/2024C		29,580,000	29,006,887
OKEA ASA, 8.604%, Due 6/28/2023, (3-mo. LIBOR + 6.500%)D E		16,600,000	16,973,500

			113,162,171

Industrial - 4.83%
ATS Automation Tooling Systems, Inc., 6.500%, Due 6/15/2023C		14,844,000	15,326,430
Diana Shipping, Inc., 9.500%, Due 9/27/2023		14,100,000	13,994,250
MPC Container Ships Invest B.V., 6.909%, Due 9/22/2022, (3-mo. LIBOR + 4.750%)D E		17,700,000	17,303,564
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 11.250%, Due 8/15/2022C		22,195,000	14,648,700

			61,272,944

Total Foreign Corporate Obligations (Cost $332,653,881)			321,275,789

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 0.59% (Cost $8,295,374)
Mexican Bonos, 6.500%, Due 6/10/2021, Series M	MXN	147,500,000	$7,505,834

		Shares
SHORT-TERM INVESTMENTS - 1.44% (Cost $18,323,151)
Investment Companies - 1.44%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.59%F G		$18,323,151	18,323,151

TOTAL INVESTMENTS - 98.78% (Cost $1,278,324,266)			1,253,001,386
OTHER ASSETS, NET OF LIABILITIES - 1.22%			15,462,652

TOTAL NET ASSETS - 100.00%			$1,268,464,038

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
B	Fixed Rate.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $859,571,106 or 67.76% of net assets. The Fund has no right to demand registration of these securities.

D

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

E

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on November 30, 2019.

F	The Fund is affiliated by having the same investment advisor.
G	7-day yield.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

Short Futures Contracts Open on November 30, 2019:

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
British Pound Currency Futures	267	December 2019	$(20,846,492)	$(21,588,619)	$(742,127)
Canadian Dollar Currency Futures	249	December 2019	(18,924,807)	(18,747,210)	177,597

			$(39,771,299)	$(40,335,829)	$(564,530)

Glossary:

Currency Abbreviations:

CAD	Canadian Dollar
GBP	Pound Sterling
MXN	Mexican Peso

See accompanying notes

American Beacon SiM High Yield Opportunities FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2019, the investments were classified as described below:

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$17,702,928	$—	$—	$17,702,928
Bank Loan Obligations	—	21,552,590	—	21,552,590
Corporate Obligations	—	786,869,408	—	786,869,408
Convertible Obligations	—	79,771,686	—	79,771,686
Foreign Corporate Obligations	—	321,275,789	—	321,275,789
Foreign Sovereign Obligations	—	7,505,834	—	7,505,834
Short-Term Investments	18,323,151	—	—	18,323,151

Total Investments in Securities - Assets	$36,026,079	$1,216,975,307	$—	$1,253,001,386

Financial Derivative Instruments - Assets
Futures Contracts	$177,597	$—	$—	$177,597

Total Financial Derivative Instruments - Assets	$177,597	$—	$—	$177,597

Financial Derivative Instruments - Liabilities
Futures Contracts	$(742,127)	$—	$—	$(742,127)

Total Financial Derivative Instruments - Liabilities	$(742,127)	$—	$—	$(742,127)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 0.00%
Consumer Discretionary - 0.00%
Diversified Consumer Services - 0.00%
Tweddle Group, Inc.A B C	2,722	$46,818

Financials - 0.00%
Diversified Financial Services - 0.00%
RCS 2L EscrowA B C	667	—

Total Common Stocks (Cost $148,244)		46,818

WARRANTS - 0.00% (Cost $0)
Materials - 0.00%
Building Products - 0.00%
Euramax Holdings, Inc.A B C	20	—

	Principal Amount
BANK LOAN OBLIGATIONSD - 86.92%
Basic Materials - 3.44%
4L Technologies, Inc., 6.202%, Due 5/8/2020, 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	$9,555,376	5,076,294
Archroma Finance S.a.r.l.,
5.982%, Due 8/12/2024, USD 2017 Term Loan B2, (3-mo. LIBOR + 4.000%)	16,630	16,485
5.984%, Due 8/12/2024, USD 2017 Term Loan B2, (3-mo. LIBOR + 4.000%)	1,613,142	1,599,027
Ascend Performance Materials Operations LLC, 7.354%, Due 8/27/2026, 2019 Term Loan B, (3-mo. LIBOR + 5.250%)	1,501,000	1,501,000
New Arclin U.S. Holding Corp., 10.452%, Due 2/14/2025, 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	2,720,000	2,692,800
Phoenix Services International LLC, 5.513%, Due 3/1/2025, Term Loan, (1-mo. LIBOR + 3.750%)	7,880,000	7,052,600
Polymer Additives, Inc., 7.702%, Due 7/31/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 6.000%)A	10,434,095	7,408,208
Starfruit Finco B.V., 5.005%, Due 10/1/2025, 2018 USD Term Loan B, (1-mo. LIBOR + 3.250%)	4,326,135	4,278,547
Vantage Specialty Chemicals, Inc.,
5.427%, Due 10/28/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.500%)	2,479,183	2,148,633
5.427%, Due 10/28/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	2,273,674	1,970,525
10.159%, Due 10/27/2025, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 8.250%)	5,146,000	4,425,560
Zep, Inc., 6.104%, Due 8/12/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 4.000%)	2,299,184	1,770,372

		39,940,051

Communications - 12.10%
ABG Intermediate Holdings LLC, 5.202%, Due 9/26/2024, 2017 1st Lien Add-On Term Loan, (1-mo. LIBOR + 3.500%)	7,040,029	7,022,429
Ancestry.com Operations, Inc., 5.960%, Due 8/27/2026, 2019 Extended Term Loan B, (1-mo. LIBOR + 4.250%)	722,000	692,037
Cengage Learning, Inc., 5.952%, Due 6/7/2023, 2016 Term Loan B, (1-mo. LIBOR + 4.250%)	7,210,610	6,584,657
EIG Investors Corp.,
5.450%, Due 2/9/2023, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	23,324	21,925
5.669%, Due 2/9/2023, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	4,197,867	3,945,995
Global Eagle Entertainment, Inc.,
9.699%, Due 1/6/2023, 1st Lien Term Loan, (3-mo. LIBOR + 7.500%)	1,238,563	1,107,994
9.710%, Due 1/6/2023, 1st Lien Term Loan, (3-mo. LIBOR + 7.500%)	14,472,401	12,946,720
Global Tel*Link Corp.,
5.952%, Due 11/29/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	2,660,965	2,261,820
9.952%, Due 11/29/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.250%)	2,555,000	2,064,440
I-Logic Technologies Bidco Ltd., 5.104%, Due 12/21/2024, 2018 USD Term Loan, (3-mo. LIBOR + 2.750%)	4,693,065	4,542,512
Intelsat Jackson Holdings S.A.,
5.682%, Due 11/27/2023, 2017 Term Loan B3, (6-mo. LIBOR + 3.750%)	7,319,000	7,200,066

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 86.92% (continued)
Communications - 12.10% (continued)
Intelsat Jackson Holdings S.A. (continued)
6.432%, Due 1/2/2024, 2017 Term Loan B4, (6-mo. LIBOR + 4.500%)	$771,000	$764,531
6.625%, Due 1/2/2024, 2017 Term Loan B5E	514,000	512,633
Internap Corp., 7.980%, Due 4/6/2022, 2017 Term Loan, PIK (in-kind rate of 0.750%)	898,099	606,217
ION Trading Technologies S.a.r.l., 6.064%, Due 11/21/2024, USD Incremental Term Loan B, (3-mo. LIBOR + 4.000%)	15,496,839	14,493,419
Maxar Technologies Ltd., 4.854%, Due 10/4/2024, Term Loan B, (3-mo. LIBOR + 2.750%)	4,416,182	3,909,911
McGraw-Hill Global Education Holdings LLC,
Due 5/4/2022, 2016 Term Loan BF	848,000	772,503
5.702%, Due 5/4/2022, 2016 Term Loan B, (1-mo. LIBOR + 4.000%)	6,379,565	5,811,593
MLN US HoldCo LLC,
6.281%, Due 11/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	577,543	506,251
10.531%, Due 11/30/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	6,060,000	4,262,180
Polyconcept Investments B.V., 5.452%, Due 8/16/2023, USD 2016 Term Loan B, (1-mo. LIBOR + 3.750%)	2,701,964	2,681,699
Securus Technologies Holdings, Inc.,
6.202%, Due 11/1/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	6,902,262	4,978,257
9.952%, Due 11/1/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.250%)	7,951,000	3,613,729
Telesat Canada, Due 11/22/2026, 2019 Term LoanF	8,203,000	8,192,746
TEN-X LLC, 5.702%, Due 9/27/2024, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	7,840,138	7,624,534
U.S. Telepacific Corp., 7.104%, Due 5/2/2023, 2017 Term Loan B, (3-mo. LIBOR + 5.000%)	8,093,039	7,637,805
Univision Communications, Inc., 4.452%, Due 3/15/2024, Term Loan C5, (1-mo. LIBOR + 2.750%)	8,971,708	8,778,995
Vestcom Parent Holdings, Inc.,
5.702%, Due 12/19/2023, 2016 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	7,207,429	6,738,946
5.702%, Due 12/19/2023, 2016 1st Lien Term Loan, (3-mo. PRIME + 3.000%)	1,238	1,157
West Corp.,
5.202%, Due 10/10/2024, 2018 Term Loan B1, (1-mo. LIBOR + 3.500%)	6,738	5,339
5.427%, Due 10/10/2024, 2018 Term Loan B1, (3-mo. LIBOR + 3.500%)	2,654,575	2,103,751
5.702%, Due 10/10/2024, 2017 Term Loan, (1-mo. LIBOR + 4.000%)	25,598	20,638
5.927%, Due 10/10/2024, 2017 Term Loan, (3-mo. LIBOR + 4.000%)	10,034,344	8,090,190

		140,497,619

Consumer, Cyclical - 8.86%
ASP Unifrax Holdings, Inc.,
5.854%, Due 12/12/2025, Term Loan B, (1-mo. LIBOR + 3.750%)	5,948,053	4,936,884
10.627%, Due 12/14/2026, 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	2,287,000	1,875,340
Bulldog Purchaser, Inc., 5.452%, Due 9/5/2025, 2018 Term Loan, (1-mo. LIBOR + 3.750%)	10,169,082	9,914,855
Corsair Components, Inc., 6.354%, Due 9/6/2024, 2017 1st Lien Term Loan B, (3-mo. LIBOR + 4.250%)	1,560,202	1,521,197
Deluxe Entertainment Services Group, Inc.,
11.250%, Due 2/27/2020, 2019 Term Loan, (3-mo. PRIME + 6.500%)	893,696	670,272
9.250%, Due 2/28/2020, 2014 Term Loan, (3-mo. PRIME + 4.500%)	1,030,403	69,037
DHX Media Ltd., 5.952%, Due 12/29/2023, Term Loan B, (1-mo. LIBOR + 4.250%)	5,864,998	5,767,229
EG America LLC, 10.104%, Due 4/20/2026, 2018 USD 2nd Lien Term Loan, (3-mo. LIBOR + 8.000%)	3,909,056	3,635,422
Fogo De Chao, Inc., 5.952%, Due 4/7/2025, 2018 Add On Term Loan, (1-mo. LIBOR + 4.250%)	4,019,453	4,021,985
G-III Apparel Group Ltd., 7.000%, Due 12/1/2022, Term Loan B, (1-mo. LIBOR + 5.250%)	1,304,571	1,313,547
Holley Purchaser, Inc., 6.927%, Due 10/24/2025, Term Loan B, (3-mo. LIBOR + 5.000%)	1,985,000	1,875,825
Leslie’s Poolmart, Inc., 5.344%, Due 8/16/2023, 2016 Term Loan, (1-mo. LIBOR + 3.500%)	8,658,460	8,095,660
LifeMiles Ltd., 7.202%, Due 8/18/2022, Term Loan B, (1-mo. LIBOR + 5.500%)	4,199,029	4,125,546
Mohegan Tribal Gaming Authority, 5.702%, Due 10/13/2023, 2016 Term Loan B, (1-mo. LIBOR + 4.000%)	6,907,287	6,390,691
NPC International, Inc., 5.427%, Due 4/19/2024, 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	6,816,108	3,320,399

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 86.92% (continued)
Consumer, Cyclical - 8.86% (continued)
Panther BF Aggregator LP, 5.202%, Due 4/30/2026, USD Term Loan B, (1-mo. LIBOR + 3.500%)	$14,787,000	$14,777,832
PS HoldCo LLC, 6.452%, Due 3/13/2025, Term Loan, (1-mo. LIBOR + 4.750%)	4,455,000	4,198,838
Recess Holdings, Inc., 9.452%, Due 9/29/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 7.750%)	2,140,000	2,027,650
SP PF Buyer LLC, 6.202%, Due 12/22/2025, Term Loan, (1-mo. LIBOR + 4.500%)	4,669,535	4,211,921
SRS Distribution, Inc., 6.202%, Due 5/23/2025, 2019 Incremental Term Loan B, (1-mo. LIBOR + 4.500%)	1,423,000	1,419,442
TGP Holdings III LLC, 10.202%, Due 9/25/2025, 2nd Lien Term Loan, (1-mo. LIBOR + 8.500%)	3,473,000	3,125,700
TGP Holdings LLC, 5.952%, Due 9/25/2024, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	6,113,413	5,700,757
TopGolf International, Inc., 7.265%, Due 2/8/2026, Term Loan B, (1-mo. LIBOR + 5.500%)	3,980,000	4,009,850
United PF Holdings LLC,
Due 6/10/2026, 2019 Delayed Draw Term Loan, (1 mo. LIBOR + 4.500%)F G	39,824	39,625
6.202%, Due 6/10/2026, 2019 Term Loan, (1-mo. LIBOR + 4.500%)	350,316	348,565
VIP Cinema Holdings, Inc., 9.910%, Due 3/1/2023, USD Term Loan B, (3-mo. LIBOR + 8.000%)	4,403,851	3,280,869
World Triathlon Corp., 5.952%, Due 8/15/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.250%)	2,266,000	2,249,005

		102,923,943

Consumer, Non-Cyclical - 18.98%
21st Century Oncology Holdings, Inc., 8.135%, Due 1/16/2023, Exit Term Loan, (3-mo. LIBOR + 6.125%)	4,231,432	3,982,835
Air Methods Corp., 5.604%, Due 4/22/2024, 2017 Term Loan B, (3-mo. LIBOR + 3.500%)	7,563,336	6,234,609
Aldevron LLC, 6.232%, Due 10/12/2026, 2019 Term Loan B, (3-mo. LIBOR + 4.250%)	954,000	958,770
Allied Universal Holdco LLC,
Due 7/10/2026, 2019 Delayed Draw Term LoanF G	608,108	605,408
6.507%, Due 7/10/2026, 2019 Term Loan B, (6-mo. LIBOR + 4.250%)	6,141,892	6,114,622
Alvogen Pharma US, Inc., 6.450%, Due 4/2/2022, 2018 Term Loan B, (1-mo. LIBOR + 4.750%)	2,442,343	2,044,583
Amneal Pharmaceuticals LLC, 5.250%, Due 5/4/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	4,938,694	3,788,670
Athenahealth, Inc.,
6.401%, Due 2/11/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.500%)	40,647	40,556
6.401%, Due 2/11/2026, 2019 Term Loan B, (3-mo. LIBOR + 4.500%)	16,136,836	16,100,528
Aveanna Healthcare LLC, 5.952%, Due 3/18/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	7,263,549	6,827,736
BW NHHC Holdco, Inc., 6.909%, Due 5/15/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	1,326,613	994,959
Comet Acquisition, Inc.,
5.202%, Due 10/24/2025, Term Loan, (1-mo. LIBOR + 3.500%)	2,481	2,442
5.409%, Due 10/24/2025, Term Loan, (3-mo. LIBOR + 3.500%)	982,519	966,966
Comet Bidco Ltd.,
6.909%, Due 9/30/2024, 2018 USD Term Loan B, (1-mo. LIBOR + 5.000%)	18,385	17,764
6.909%, Due 9/30/2024, 2018 USD Term Loan B, (3-mo. LIBOR + 5.000%)	3,658,586	3,535,108
Compassus Intermediate, Inc., Due 11/4/2026, Term Loan BF	1,238,000	1,225,620
Constellis Holdings LLC,
6.927%, Due 4/21/2024, 2017 1st Lien Term Loan, (2-mo. LIBOR + 5.000%)	16,168	7,963
6.927%, Due 4/21/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	6,305,336	3,105,378
10.927%, Due 4/21/2025, 2017 2nd Lien Term Loan, (3-mo. LIBOR + 9.000%)	5,861,000	920,998
Dhanani Group, Inc., 5.452%, Due 7/20/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	5,855,863	5,548,430
Digital Room Holdings, Inc., 6.702%, Due 5/21/2026, Term Loan, (1-mo. LIBOR + 5.000%)	2,086,770	1,878,093
Employbridge LLC, 6.604%, Due 4/18/2025, Term Loan B, (3-mo. LIBOR + 4.500%)	7,114,977	7,019,352

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 86.92% (continued)
Consumer, Non-Cyclical - 18.98% (continued)
Envision Healthcare Corp., 5.452%, Due 10/10/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	$10,614,526	$8,319,135
Gentiva Health Services, Inc., 5.500%, Due 7/2/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	4,909,320	4,924,687
Give & Go Prepared Foods Corp., 6.354%, Due 7/29/2023, 2017 1st Lien Add-On Term Loan, (1-mo. LIBOR + 4.250%)	9,714,084	9,131,239
Global Medical Response, Inc., 5.952%, Due 3/14/2025, 2017 Term Loan B2, (1-mo. LIBOR + 4.250%)	9,020,787	8,388,069
HC Group Holdings II, Inc., 6.202%, Due 8/6/2026, Term Loan B, (1-mo. LIBOR + 4.500%)	1,200,000	1,176,996
Hearthside Food Solutions LLC, 5.389%, Due 5/23/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.688%)	5,648,053	5,231,509
Heartland Dental LLC,
Due 4/30/2025, 2018 Delayed Draw Term LoanF G	165,130	160,176
5.452%, Due 4/30/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	7,341,561	7,121,314
Imagine! Print Solutions, Inc.,
6.460%, Due 6/21/2022, 2017 Term Loan, (1-mo. LIBOR + 4.750%)	8,566,234	3,412,188
10.460%, Due 6/21/2023, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	1,019,000	152,850
Innoviva, Inc., 6.395%, Due 8/11/2022, 2017 Term Loan B, (3-mo. LIBOR + 4.500%)	357,500	350,350
Keystone Acquisition Corp., 7.354%, Due 5/1/2024, 1st Lien Term Loan, (3-mo. LIBOR + 5.250%)	3,346,700	3,237,932
KUEHG Corp., 5.854%, Due 2/21/2025, 2018 Incremental Term Loan, (3-mo. LIBOR + 3.750%)	2,283,000	2,262,065
Lifescan Global Corp.,
8.056%, Due 10/1/2024, 2018 1st Lien Term Loan, (6-mo. LIBOR + 6.000%)	6,333,300	5,629,860
8.085%, Due 10/1/2024, 2018 1st Lien Term Loan, (3-mo. LIBOR + 6.000%)	119,175	105,938
11.556%, Due 9/26/2025, 2018 2nd Lien Term Loan, (6-mo. LIBOR + 9.500%)	4,506,000	3,837,625
LSC Communications, Inc., 7.090%, Due 9/30/2022, 2017 Term Loan B, (1 Week LIBOR + 5.500%)	1,080,140	655,645
Matrix Medical Network of Arizona LLC, 6.452%, Due 2/7/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.750%)	6,107,047	6,061,245
Mavis Tire Express Services Corp.,
Due 3/20/2025, 2018 Delayed Draw Term LoanF G	316,926	299,232
4.952%, Due 3/20/2025, 2018 1st Liens Term Loan, (1-mo. LIBOR + 3.250%)	3,215,235	3,035,728
4.952%, Due 3/20/2025, 2018 Term Loan, (1-mo. LIBOR + 3.250%)	92,042	86,904
MED ParentCo LP,
Due 8/31/2026, 1st Lien Delayed Draw Term Loan F G	381,360	378,023
5.952%, Due 8/31/2026, 1st Lien Delayed Draw Term Loan, (1-mo. LIBOR + 4.250%)	34,460	34,159
5.952%, Due 8/31/2026, 1st Lien Term Loan, (1-mo. LIBOR + 4.250%)	1,941,259	1,924,273
5.966%, Due 8/31/2026, 1st Lien Delayed Draw Term Loan, (3-mo. LIBOR + 4.250%)	34,460	34,159
6.061%, Due 8/31/2026, 1st Lien Delayed Draw Term Loan, (3-mo. LIBOR + 4.250%)	34,460	34,159
MRO Holdings, Inc., 7.104%, Due 6/4/2026, 2019 Term Loan B, (3-mo. LIBOR + 5.000%)	2,537,640	2,499,575
National Mentor Holdings, Inc.,
5.960%, Due 3/9/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.250%)	2,810,439	2,815,132
5.960%, Due 3/9/2026, 2019 Term Loan C, (1-mo. LIBOR + 4.250%)	175,439	175,732
Onex TSG Intermediate Corp., 5.702%, Due 7/31/2022, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	7,337,617	6,787,296
PAE Holding Corp., 7.604%, Due 10/20/2022, 1st Lien Term Loan, (3-mo. LIBOR + 5.500%)	3,704,446	3,704,446
Phoenix Guarantor, Inc., 6.270%, Due 3/5/2026, Term Loan B, (1-mo. LIBOR + 4.500%)	12,063,765	12,116,604
Premise Health Holding Corp.,
Due 7/10/2025, 2018 1st Lien Delayed Draw Term LoanF G	391,699	383,865
5.604%, Due 7/10/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	4,886,245	4,788,520
PSC Industrial Holdings Corp.,
5.515%, Due 10/11/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	5,818,018	5,730,747
10.265%, Due 10/3/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 8.500%)	3,025,000	2,896,438
RegionalCare Hospital Partners Holdings, Inc., 6.202%, Due 11/17/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.500%)	7,307,988	7,345,697
Snacking Investments US LLC, Due 11/25/2025, Term LoanF	869,000	867,375

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 86.92% (continued)
Consumer, Non-Cyclical - 18.98% (continued)
Sunshine Luxembourg S.a.r.l., 6.349%, Due 10/1/2026, USD 1st Lien Term Loan, (3-mo. LIBOR + 4.250%)	$4,153,000	$4,164,130
Tweddle Group, Inc., 6.202%, Due 9/17/2023, 2016 Term Loan, (1-mo. LIBOR + 4.500%)A B	301,815	271,452
U.S. Renal Care, Inc., 6.750%, Due 6/26/2026, 2019 Term Loan B, (1-mo. LIBOR + 5.000%)	10,109,000	9,603,550
United Natural Foods, Inc., 5.952%, Due 10/22/2025, Term Loan B, (1-mo. LIBOR + 4.250%)	1,464,312	1,203,942
Upstream Rehabilition, Inc., 6.202%, Due 10/23/2026, 2019 Term Loan, (1-mo. LIBOR + 4.500%)	794,000	794,993
Wellpath Holdings, Inc.,
7.202%, Due 10/1/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.500%)	3,100,000	2,972,125
7.202%, Due 10/1/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 5.500%)	1,862,500	1,785,672
WP CityMD Bidco LLC, 6.604%, Due 8/13/2026, 2019 Term Loan B, (3-mo. LIBOR + 4.500%)	1,696,000	1,679,040

		220,493,181

Diversified - 1.14%
GI Revelation Acquisition LLC, 6.702%, Due 4/16/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	6,397,025	5,949,233
Travelport Finance (Luxembourg) S.a.r.l.,
7.104%, Due 5/29/2026, 2019 Term Loan, (3-mo. LIBOR + 5.000%)	1,967,000	1,789,970
11.104%, Due 5/28/2027, 2019 2nd Lien Term Loan, (3-mo. LIBOR + 9.000%)	6,537,000	5,491,080

		13,230,283

Energy - 1.94%
Apro LLC,
Due 10/28/2026, 2019 Delayed Draw Term LoanF G	71,111	71,289
5.842%, Due 10/28/2026, 2019 Term Loan B, (3-mo. LIBOR + 4.000%)	248,889	249,511
BCP Renaissance Parent LLC, 5.363%, Due 10/31/2024, 2017 Term Loan B, (2-mo. LIBOR + 3.500%)	2,646,500	2,293,960
EG Finco Ltd., 6.104%, Due 2/7/2025, 2018 USD Term Loan, (3-mo. LIBOR + 4.000%)	3,113,538	3,027,261
EG Group Ltd., 6.104%, Due 2/7/2025, 2018 USD Term Loan B, (3-mo. LIBOR + 4.000%)	1,182,000	1,149,247
Huskies Parent, Inc., 5.844%, Due 7/31/2026, 2019 Term Loan, (2-mo. LIBOR + 4.000%)	2,244,000	2,242,609
KAMC Holdings, Inc., 5.909%, Due 8/14/2026, 2019 Term Loan, (3-mo. LIBOR + 4.000%)	2,095,001	2,089,762
Matador Bidco S.a.r.l., 6.452%, Due 6/12/2026, Term Loan, (1-mo. LIBOR + 4.750%)	1,053,000	1,055,633
McDermott Technology Americas, Inc., Due 10/21/2021, Super Priority Term LoanF G	4,194,338	4,222,650
Southcross Energy Partners LP,
10.000%, Due 12/30/2019, 2019 DIP Additional Roll Up Term loan, (3-mo. PRIME + 5.250%)	549,834	522,342
10.000%, Due 12/30/2019, 2019 DIP Roll Up Term Loan, (3-mo. PRIME + 5.250%)	1,527,696	1,451,311
11.770%, Due 12/30/2019, 2019 DIP New Money Term Loan, (1-mo. LIBOR + 10.000%)	258,512	258,512
11.770%, Due 12/30/2019, DIP New Money Term Loan, (1-mo. LIBOR + 10.000%)	256,345	256,345
13.750%, Due 12/30/2019, DIP LC Term Loan, (3-mo. PRIME + 9.000%)	473,938	471,568
10.000%, Due 8/4/2021, 1st Lien Term Loan, (3-mo. PRIME + 5.250%)	5,540,631	3,158,160

		22,520,160

Financial - 7.26%
AIS Holdco LLC, 6.927%, Due 8/15/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	2,460,900	2,313,246
AmeriLife Group LLC,
Due 6/12/2026, 2019 Delayed Draw Term LoanF G	368,053	365,984
6.202%, Due 6/12/2026, 2019 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	2,622,375	2,607,637
Amynta Agency Borrower, Inc., 6.202%, Due 2/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	7,446,352	6,925,108
AqGen Ascensus, Inc., 6.200%, Due 12/3/2022, 2017 Repriced Term Loan, (6-mo. LIBOR + 4.000%)	6,386,246	6,382,286

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 86.92% (continued)
Financial - 7.26% (continued)
Aretec Group, Inc., 5.952%, Due 10/1/2025, 2018 Term Loan, (1-mo. LIBOR + 4.250%)	$6,819,017	$6,423,514
Citadel Securities LP, 5.202%, Due 2/27/2026, Term Loan B, (1-mo. LIBOR + 3.500%)	2,674,086	2,674,086
Confie Seguros Holding Co., 6.659%, Due 4/19/2022, 2016 Term Loan B, (3-mo. LIBOR + 4.750%)	1,335,165	1,256,724
Confie Seguros Holding II Co., 10.632%, Due 10/31/2025, 2018 2nd Lien Term Loan, (3-mo. LIBOR + 8.500%)	5,626,000	5,288,440
Forest City Enterprises LP, 5.202%, Due 12/7/2025, Term Loan B, (1-mo. LIBOR + 3.500%)	3,970,000	3,977,464
GreenSky Holdings LLC, 5.000%, Due 3/31/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.250%)	775,033	767,283
Higginbotham Insurance Agency, Inc., 5.702%, Due 12/19/2024, 2017 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	6,216,278	6,029,789
Hub International Ltd., 5.903%, Due 4/25/2025, 2019 Incremental Term Loan B, (3-mo. LIBOR + 4.000%)	1,947,000	1,950,972
Hudson River Trading LLC, 5.202%, Due 4/3/2025, 2018 Incremental Term Loan, (1-mo. LIBOR + 3.500%)	4,758,908	4,755,958
IG Investment Holdings LLC, 5.702%, Due 5/23/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	2,152,692	2,119,497
Jane Street Group LLC, 4.702%, Due 8/25/2022, 2018 Term Loan B, (1-mo. LIBOR + 3.000%)	6,131,916	6,091,016
Kestra Advisor Services Holdings, Inc., 6.360%, Due 6/3/2026, 2019 Term Loan, (1-mo. LIBOR + 4.250%)	2,439,106	2,396,422
LSF9 Atlantis Holdings LLC, 7.758%, Due 5/1/2023, 2017 Term Loan, (1-mo. LIBOR + 6.000%)	1,990,369	1,830,303
Minotaur Acquisition, Inc., 6.702%, Due 3/27/2026, Term Loan B, (1-mo. LIBOR + 5.000%)	3,684,485	3,503,319
StepStone Group LP, 5.844%, Due 3/27/2025, Term Loan B, (2-mo. LIBOR + 4.000%)	2,812,175	2,798,114
VFH Parent LLC, 6.044%, Due 3/1/2026, 2019 Term Loan B, (1-mo. LIBOR + 3.500%)	13,892,640	13,866,661

		84,323,823

Health Care - 0.23%
eResearchTechnology, Inc., Due 11/5/2026, 2019 Term LoanF	2,743,000	2,722,427

Industrial - 14.42%
Advanced Integration Technology LP, 6.452%, Due 4/3/2023, 2017 Term Loan B, (1-mo. LIBOR + 4.750%)	5,191,334	5,035,594
Airxcel, Inc.,
6.202%, Due 4/28/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 4.500%)	5,885,251	5,642,484
10.452%, Due 4/27/2026, 2018 2nd Lien Term Loan, (1-mo. LIBOR + 8.750%)	4,026,000	3,603,270
Anvil International LLC, 6.710%, Due 5/28/2026, 2019 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	1,817,000	1,680,725
APX Group, Inc.,
6.844%, Due 4/1/2024, 2018 Term Loan B, (2-mo. LIBOR + 5.000%)	5,608,783	5,529,306
6.844%, Due 4/1/2024, 2018 Term Loan B, (3-mo. PRIME + 4.000%)	20,357	20,069
Associated Asphalt Partners LLC, 6.952%, Due 4/5/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.250%)	5,099,222	4,521,327
Blount International, Inc., 5.946%, Due 4/12/2023, 2018 Term Loan B, (6-mo. LIBOR + 3.750%)	5,910,300	5,908,468
Brand Energy & Infrastructure Services, Inc.,
6.184%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	6,386,854	6,245,130
6.293%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	5,662,318	5,536,671
6.354%, Due 6/21/2024, 2017 Term Loan, (3-mo. LIBOR + 4.250%)	30,895	30,210
Creative Artists Agency LLC, Due 11/21/2026, 2019 Term Loan BF	1,006,000	1,005,577
Daseke, Inc., 6.702%, Due 2/27/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.000%)	6,297,761	5,888,406
Deliver Buyer, Inc., 7.104%, Due 5/1/2024, Term Loan B, (3-mo. LIBOR + 5.000%)	3,246,693	3,240,621
DG Investment Intermediate Holdings, Inc., 4.702%, Due 2/3/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.000%)	6,697,820	6,580,608
Euramax International, Inc., 14.000%, Due 2/6/2021, Unsecured Term Loan, Cash (2.000%) or PIK (in-kind rate 14.000%)A B	411,724	348,689

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 86.92% (continued)
Industrial - 14.42% (continued)
Gruden Acquisition, Inc., 7.604%, Due 8/18/2022, 2017 Term Loan, (3-mo. LIBOR + 5.500%)	$3,818,996	$3,790,353
Innovative Water Care Global Corp., 7.104%, Due 2/27/2026, 1st Lien Term Loan, (3-mo. LIBOR + 5.000%)	3,176,040	2,694,330
International Textile Group, Inc.,
6.691%, Due 5/1/2024, 1st Lien Term Loan, (1-mo. LIBOR + 5.000%)	3,403,219	2,665,843
10.781%, Due 5/1/2025, 2nd Lien Term Loan, (1-mo. LIBOR + 9.000%)	4,347,000	2,912,490
LABL, Inc., 6.281%, Due 7/1/2026, 2019 USD Term Loan, (1-mo. LIBOR + 4.500%)	5,858,000	5,842,125
MB Aerospace Holdings, Inc., 5.202%, Due 1/22/2025, 2017 Term Loan, (1-mo. LIBOR + 3.500%)	4,444,830	4,255,925
NCI Building Systems, Inc., 5.509%, Due 4/12/2025, 2018 Term Loan, (1-mo. LIBOR + 3.750%)	7,726,938	7,620,693
NN, Inc.,
4.952%, Due 4/2/2021, 2017 Term Loan, (1-mo. LIBOR + 3.250%)	5,638,737	5,448,429
5.452%, Due 10/19/2022, 2016 Term Loan B, (1-mo. LIBOR + 3.750%)	8,097,252	7,847,614
NorthPole Newco S.a r.l, 9.104%, Due 3/18/2025, Term Loan, (3-mo. LIBOR + 7.000%)	5,837,126	5,019,929
Pregis TopCo Corp., 5.702%, Due 7/31/2026, 1st Lien Term Loan, (1-mo. LIBOR + 4.000%)	845,000	827,044
Q Holding Co., 6.702%, Due 12/31/2023, 2019 Term Loan B, (1-mo. LIBOR + 5.000%)	6,121,062	5,998,641
QualTek USA LLC,
8.113%, Due 7/18/2025, 2018 1st Lien Term Loan, (2-mo. LIBOR + 6.250%)	56,350	55,012
8.177%, Due 7/18/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 6.250%)	8,351,075	8,152,737
Savage Enterprises LLC, 5.770%, Due 8/1/2025, 2018 1st Lien Term Loan B, (1-mo. LIBOR + 4.000%)	7,152,545	7,218,993
SMB Shipping Logistics LLC, 6.200%, Due 2/2/2024, 1st Lien Term Loan, (6-mo. LIBOR + 4.000%)	7,952,708	7,803,595
Tensar Corp., 6.854%, Due 7/9/2021, Term Loan, (3-mo. LIBOR + 4.750%)	185,082	175,828
Transplace Holdings, Inc., 5.452%, Due 10/7/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	3,824,918	3,743,639
TurboCombustor Technology, Inc., 6.202%, Due 12/2/2020, New Term Loan B, (1-mo. LIBOR + 4.500%)	5,310,225	5,180,815
United Road Services, Inc., 7.452%, Due 9/1/2024, 2017 Term Loan B, (1-mo. LIBOR + 5.750%)	9,553,937	8,598,543
USI, Inc., Due 12/2/2026, 2019 Incremental Term Loan BF	3,475,000	3,469,197
Werner FinCo LP, 5.702%, Due 7/24/2024, 2017 Term Loan, (1-mo. LIBOR + 4.000%)	5,293,187	5,147,624
Yak Access LLC, 6.702%, Due 7/11/2025, 2018 1st Lien Term Loan B, (1-mo. LIBOR + 5.000%)	2,379,975	2,231,227

		167,517,781

Manufacturing - 0.67%
Commercial Vehicle Group, Inc., 7.702%, Due 4/12/2023, Term Loan B, (1-mo. LIBOR + 6.000%)	2,659,961	2,653,311
Innovative Xcessories & Services LLC, 6.460%, Due 11/29/2022, Term Loan B, (1-mo. LIBOR + 4.750%)	5,172,455	5,107,799

		7,761,110

Media - 0.27%
Allen Media LLC,
8.602%, Due 8/30/2023, 2018 Term Loan B, (3-mo. LIBOR + 6.500%)	346,267	330,685
8.604%, Due 8/30/2023, 2018 Term Loan B, (3-mo. LIBOR + 6.500%)	2,151,781	2,054,951
Deluxe Entertainment Services Group, Inc.,
9.484%, Due 10/7/2020, 2019 DIP Term Loan, (3-mo. LIBOR + 7.500%)	371,487	371,487
11.250%, Due 10/7/2020, 2019 DIP Term Loan, (3-mo. PRIME + 6.500%)	405,259	405,259

		3,162,382

Service - 3.41%
CDS U.S. Intermediate Holdings, Inc.,
5.854%, Due 7/8/2022, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	16,009,221	14,672,451
10.354%, Due 7/10/2023, 2nd Lien Term Loan, (3-mo. LIBOR + 8.250%)	6,095,796	4,668,344

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 86.92% (continued)
Service - 3.41% (continued)
TKC Holdings, Inc., 5.460%, Due 2/1/2023, 2017 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	$10,126,071	$9,611,363
Utility One Source LP, 7.202%, Due 4/18/2023, Term Loan B, (1-mo. LIBOR + 5.500%)	5,908,421	5,915,806
William Morris Endeavor Entertainment LLC,
4.460%, Due 5/18/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 2.750%)	2,778,121	2,727,781
4.620%, Due 5/18/2025, 2018 1st Lien Term Loan, (2-mo. LIBOR + 2.750%)	12,849	12,616
4.680%, Due 5/18/2025, 2018 1st Lien Term Loan, (3-mo. LIBOR + 2.750%)	2,076,759	2,039,128

		39,647,489

Technology - 6.78%
24-7 Intouch, Inc., 5.952%, Due 8/25/2025, 2018 Term Loan, (1-mo. LIBOR + 4.250%)	3,094,107	2,970,343
Aptean, Inc.,
6.260%, Due 4/23/2026, 2019 Term Loan, (3-mo. LIBOR + 4.250%)	55,095	54,453
6.354%, Due 4/23/2026, 2019 Term Loan, (3-mo. LIBOR + 4.250%)	1,679,190	1,659,593
ConvergeOne Holdings, Inc., 6.702%, Due 1/4/2026, 2019 Term Loan, (1-mo. LIBOR + 5.000%)	5,976,170	5,378,553
DCert Buyer, Inc., 5.702%, Due 10/16/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	3,988,000	3,955,617
Dun & Bradstreet Corp. (The), 6.700%, Due 2/6/2026, Term Loan, (1-mo. LIBOR + 5.000%)	6,001,000	6,031,005
Electronics for Imaging, Inc., 7.104%, Due 7/23/2026, Term Loan, (3-mo. LIBOR + 5.000%)	3,010,000	2,778,621
Genuine Financial Holdings LLC, 5.452%, Due 7/12/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	8,173,440	7,866,936
Natel Engineering Co., Inc., 6.781%, Due 4/30/2026, 2019 Term Loan B, (1-mo. LIBOR + 5.000%)	1,654,685	1,584,361
Navicure, Inc., 5.702%, Due 10/22/2026, 2019 Term Loan B, (1-mo. LIBOR + 4.000%)	2,255,000	2,247,964
NeuStar, Inc.,
5.202%, Due 8/8/2024, 2018 Term Loan B4, (1-mo. LIBOR + 3.500%)	7,790,068	7,275,924
9.702%, Due 8/8/2025, 2nd Lien Term Loan, (1-mo. LIBOR + 8.000%)	5,991,000	5,272,080
Perforce Software, Inc., 6.202%, Due 7/1/2026, Term Loan B, (1-mo. LIBOR + 4.500%)	3,682,000	3,663,590
Project Alpha Intermediate Holding, Inc., 6.240%, Due 4/26/2024, 2019 Incremental Term Loan B, (3-mo. LIBOR + 4.250%)	938,648	937,868
Riverbed Technology, Inc., 4.960%, Due 4/24/2022, 2016 Term Loan, (1-mo. LIBOR + 3.250%)	9,126,907	7,230,245
Sirius Computer Solutions, Inc., 6.354%, Due 7/1/2026, 2019 Term Loan B, (3-mo. LIBOR + 4.250%)	1,139,145	1,138,120
SonicWALL, Inc., 5.399%, Due 5/16/2025, 1st Lien Term Loan, (3-mo. LIBOR + 3.500%)	4,950,000	4,735,517
TriTech Software Systems, 5.452%, Due 8/29/2025, 2018 Term Loan B, (1-mo. LIBOR + 3.750%)	4,117,928	3,791,912
Ultimate Software Group, Inc., 5.452%, Due 5/4/2026, Term Loan B, (1-mo. LIBOR + 3.750%)	4,217,000	4,235,723
Vero Parent, Inc., 8.159%, Due 8/16/2024, 2018 Term Loan B, (3-mo. LIBOR + 4.500%)	2,468,565	2,280,337
Zelis Healthcare Corp., 6.452%, Due 9/30/2026, Term Loan B, (1-mo. LIBOR + 4.750%)	3,636,000	3,631,455

		78,720,217

Telecommunications - 6.13%
Access CIG LLC, 5.441%, Due 2/27/2025, 2018 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	4,249,770	4,148,838
ASG Technologies Group, Inc., 5.202%, Due 7/31/2024, 2018 Term Loan, (1-mo. LIBOR + 3.500%)	4,825,589	4,759,237
Bright Bidco B.V.,
5.604%, Due 6/30/2024, 2018 Term Loan B, (1-mo. LIBOR + 3.500%)	808,921	382,029
5.604%, Due 6/30/2024, 2018 Term Loan B, (3-mo. LIBOR + 3.500%)	1,669,111	788,271
Chloe OX Parent LLC, 6.604%, Due 12/29/2024, 1st Lien Term Loan, (3-mo. LIBOR + 4.500%)	4,925,000	4,894,219
Cvent, Inc., 5.452%, Due 11/29/2024, 1st Lien Term Loan, (1-mo. LIBOR + 3.750%)	10,140,612	9,925,124
DTI Holdco, Inc.,
6.613%, Due 9/30/2023, 2018 Term Loan B, (2-mo. LIBOR + 4.750%)	24,939	22,985
6.677%, Due 9/30/2023, 2018 Term Loan B, (3-mo. LIBOR + 4.750%)	9,640,938	8,885,764

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Principal Amount	Fair Value
BANK LOAN OBLIGATIONS - 86.92% (continued)
Telecommunications - 6.13% (continued)
Greenway Health LLC, 5.850%, Due 2/14/2024, 2017 1st Lien Term Loan, (3-mo. LIBOR + 3.750%)	$9,201,368	$8,051,197
Ivanti Software, Inc.,
6.010%, Due 1/20/2024, 2017 Term Loan B, (1-mo. LIBOR + 4.250%)	1,464,548	1,453,564
10.760%, Due 1/20/2025, 2017 2nd Lien Term Loan, (1-mo. LIBOR + 9.000%)	2,828,000	2,776,757
Netsmart, Inc.,
5.452%, Due 4/19/2023, Term Loan D1, (1-mo. LIBOR + 3.750%)	9,922,574	9,789,214
9.202%, Due 10/19/2023, 2018 2nd Lien Term Loan B, (1-mo. LIBOR + 7.500%)	354,000	350,460
Novetta Solutions LLC, 6.710%, Due 10/16/2022, 2015 Term Loan, (1-mo. LIBOR + 5.000%)	247,139	242,120
STG-Fairway Acquisitions, Inc., 6.952%, Due 6/30/2022, 2015 1st Lien Term Loan, (1-mo. LIBOR + 5.250%)	11,252,728	11,229,322
SurveyMonkey, Inc., 5.340%, Due 10/10/2025, 2018 Term Loan B, (1 Week LIBOR + 3.750%)	3,504,425	3,495,664

		71,194,765

Transportation - 0.53%
Accuride Corp., 7.354%, Due 11/17/2023, 2017 Term Loan B, (3-mo. LIBOR + 5.250%)	522,580	418,064
Entrans International LLC, 7.702%, Due 11/1/2024, 2018 Term Loan, (1-mo. LIBOR + 6.000%)	5,951,288	5,742,992

		6,161,056

Utilities - 0.76%
Frontera Generation Holdings LLC, 6.015%, Due 5/2/2025, 2018 Term Loan B, (1-mo. LIBOR + 4.250%)	10,503,179	8,822,670

Total Bank Loan Obligations (Cost $1,096,644,635)		1,009,638,957

CORPORATE OBLIGATIONS - 6.96%
Communications - 2.56%
CommScope, Inc., 5.500%, Due 6/15/2024H	10,000,000	9,802,300
EIG Investors Corp., 10.875%, Due 2/1/2024	8,000,000	7,860,000
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, Due 3/15/2030H	896,000	904,404
Univision Communications, Inc., 6.750%, Due 9/15/2022H	11,060,000	11,198,250

		29,764,954

Consumer, Cyclical - 1.07%
Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.500%, Due 5/15/2027H	12,159,000	12,417,379

Consumer, Non-Cyclical - 2.13%
Hadrian Merger Sub, Inc., 8.500%, Due 5/1/2026H	3,442,000	3,431,003
HLF Financing Sarl LLC / Herbalife International, Inc., 7.250%, Due 8/15/2026H	8,000,000	8,360,000
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.750%, Due 12/1/2026H	11,753,000	12,928,300

		24,719,303

Financial - 0.38%
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.625%, Due 7/15/2026H	3,000,000	3,172,500
9.750%, Due 7/15/2027H	1,224,000	1,288,260

		4,460,760

Industrial - 0.15%
SSL Robotics LLC, 9.750%, Due 12/31/2023H	1,641,000	1,706,640

Technology - 0.67%
Granite Merger Sub 2, Inc., 11.000%, Due 7/15/2027H	5,000,000	5,000,000

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 6.96% (continued)
Technology - 0.67% (continued)
Riverbed Technology, Inc., 8.875%, Due 3/1/2023H	$6,010,000	$2,734,550

		7,734,550

Total Corporate Obligations (Cost $82,185,398)		80,803,586

FOREIGN CORPORATE OBLIGATIONS - 0.65%
Communications - 0.52%
Intelsat Jackson Holdings S.A., 9.750%, Due 7/15/2025H	7,178,000	6,029,520

Consumer, Cyclical - 0.13%
eG Global Finance PLC, 6.750%, Due 2/7/2025H	1,585,000	1,565,188

Total Foreign Corporate Obligations (Cost $8,763,000)		7,594,708

	Shares
SHORT-TERM INVESTMENTS - 3.04% (Cost $35,253,292)
Investment Companies - 3.04%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.59%I J	35,253,292	35,253,292

TOTAL INVESTMENTS - 97.57% (Cost $1,222,994,569)		1,133,337,361
OTHER ASSETS, NET OF LIABILITIES - 2.43%		28,266,545

TOTAL NET ASSETS - 100.00%		$1,161,603,906

Percentages are stated as a percent of net assets.

A	Value was determined using significant unobservable inputs.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $666,959 or 0.06% of net assets.
C	Non-income producing security.
D	Bank loan obligations, unless otherwise stated, carry a floating rate of interest. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
E	Fixed Rate.
F	Coupon rates may not be available for bank loans that are unsettled and/or unfunded as of November 30, 2019.
G

Unfunded Loan Commitment. At period end, the amount of unfunded loan commitments was $4,762,021 or 0.41% of net assets. Of this amount, $608,108, $368,052, $71,111, $165,130, $316,926, $381,360, $391,699, $39,824 and $2,419,811 relate to Allied Universal Holdco LLC, AmeriLife Group LLC, Apro LLC, Heartland Dental LLC, Mavis Tire Express Services Corp., MED ParentCo LP, Premise Health Holding Corp., United PF Holdings LLC, and McDermott Technology Americas, Inc., respectively.

H

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $80,538,294 or 6.93% of net assets. The Fund has no right to demand registration of these securities.

I	7-day yield.
J	The Fund is affiliated by having the same investment advisor.

DIP - Debtor-in-possession.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charge by banks, based on the U.S. Federal Funds rate.

USD - United States Dollar.

See accompanying notes

American Beacon Sound Point Floating Rate Income FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2019, the investments were classified as described below:

Sound Point Floating Rate Income Fund	Level 1	Level 2	Level 3		Total
Assets
Common Stocks	$—	$—	$46,818	(1)	$46,818
Warrants	—	—	0	(1)	—
Bank Loan Obligations(2)	—	1,001,610,608	8,028,349		1,009,638,957
Corporate Obligations	—	80,803,586	—		80,803,586
Foreign Corporate Obligations	—	7,594,708	—		7,594,708
Short-Term Investments	35,253,292	—	—		35,253,292

Total Investments in Securities – Assets	$35,253,292	$1,090,008,902	$8,075,167		$1,133,337,361

(1)	Includes investments held in the Fund’s portfolio with $0 fair value.
(2)	Unfunded loan commitments represent $4,762,021 at period end.

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2019, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 8/31/2019		Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 11/30/2019		Unrealized Appreciation (Depreciation) at Period end**
Common Stocks	$44,777	(1)	$—	$—	$—	$—	$2,041	$—	$—	$46,818	(1)	$(101,426)
Warrants	0	(1)	—	—	—	—	—	—	—	0	(1)	—
Bank Loan Obligations	9,791,506		13,923	53,505	14,650	7,046	(1,745,271)	—	—	8,028,349		(2,842,898)

	$9,836,283		$13,923	$53,505	$14,650	$7,046	$(1,743,230)	$—	$—	$8,075,167		$(2,944,324)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
(1)	Investments held in the Fund’s portfolio with $0 fair value.

For the period ended November 30, 2019, one common stock and a warrant have been fair valued at $0 by the Valuation Committee. The remaining common stocks valued at $46,818 and bank loan obligations valued at $8,028,349 have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.91%
Communication Services - 2.58%
Diversified Telecommunication Services - 2.58%
Verizon Communications, Inc.	502,029	$30,242,227

Consumer Discretionary - 9.38%
Hotels, Restaurants & Leisure - 3.27%
Carnival Corp.	849,400	38,290,952

Multiline Retail - 2.70%
Target Corp.	252,910	31,616,279

Specialty Retail - 3.41%
Lowe’s Cos., Inc.	340,516	39,945,932

Total Consumer Discretionary		109,853,163

Consumer Staples - 9.93%
Beverages - 5.02%
Coca-Cola Co.	388,847	20,764,430
Diageo PLC, Sponsored ADR	232,370	37,978,552

		58,742,982

Food Products - 2.07%
Nestle S.A., Sponsored ADR	233,590	24,279,345

Tobacco - 2.84%
Altria Group, Inc.	429,281	21,335,266
Philip Morris International, Inc.	144,170	11,956,018

		33,291,284

Total Consumer Staples		116,313,611

Energy - 3.45%
Oil, Gas & Consumable Fuels - 3.45%
Chevron Corp.	199,964	23,421,784
Kinder Morgan, Inc.	868,015	17,021,774

		40,443,558

Total Energy		40,443,558

Financials - 15.56%
Banks - 3.86%
Wells Fargo & Co.	830,073	45,205,776

Capital Markets - 4.87%
BlackRock, Inc.	80,972	40,073,852
Franklin Resources, Inc.	617,320	16,970,127

		57,043,979

Diversified Financial Services - 4.20%
Berkshire Hathaway, Inc., Class BA	223,401	49,215,240

Insurance - 2.63%
Cincinnati Financial Corp.	287,783	30,807,170

Total Financials		182,272,165

Health Care - 10.09%
Pharmaceuticals - 10.09%
Johnson & Johnson	263,512	36,230,265
Merck & Co., Inc.	499,403	43,537,953

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.91% (continued)
Health Care - 10.09% (continued)
Pharmaceuticals - 10.09% (continued)
Pfizer, Inc.	996,596	$38,388,878

		118,157,096

Total Health Care		118,157,096

Industrials - 15.04%
Air Freight & Logistics - 2.98%
United Parcel Service, Inc., Class B	291,701	34,925,361

Airlines - 3.04%
Delta Air Lines, Inc.	621,580	35,622,750

Machinery - 2.01%
PACCAR, Inc.	290,053	23,601,613

Road & Rail - 3.60%
Norfolk Southern Corp.	217,970	42,177,195

Trading Companies & Distributors - 3.41%
Fastenal Co.	1,122,970	39,887,894

Total Industrials		176,214,813

Information Technology - 22.40%
Communications Equipment - 3.26%
Cisco Systems, Inc.	843,710	38,228,500

IT Services - 2.74%
Paychex, Inc.	373,131	32,134,042

Semiconductors & Semiconductor Equipment - 6.82%
Intel Corp.	706,921	41,036,764
Texas Instruments, Inc.	322,990	38,826,628

		79,863,392

Software - 3.21%
Microsoft Corp.	247,988	37,540,424

Technology Hardware, Storage & Peripherals - 6.37%
Apple, Inc.	279,053	74,576,914

Total Information Technology		262,343,272

Real Estate - 3.04%
Equity Real Estate Investment Trusts (REITs) - 3.04%
Crown Castle International Corp.	266,200	35,580,292

Utilities - 3.44%
Multi-Utilities - 3.44%
Dominion Energy, Inc.	484,338	40,253,331

Total Common Stocks (Cost $816,625,754)		1,111,673,528

SHORT-TERM INVESTMENTS - 4.77%
Investment Companies - 4.62%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.59%B C	54,036,593	54,036,593

See accompanying notes

American Beacon The London Company Income Equity FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Principal Amount	Fair Value
U.S. Treasury Obligations - 0.15%
U.S. Treasury Bill, 1.87%D	$1,800,000	$1,794,342

Total Short-Term Investments (Cost $55,829,822)		55,830,935

TOTAL INVESTMENTS - 99.68% (Cost $872,455,576)		1,167,504,463
OTHER ASSETS, NET OF LIABILITIES - 0.32%		3,772,504

TOTAL NET ASSETS - 100.00%		$1,171,276,967

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.
D	This security or a piece thereof is held as segregated collateral.

ADR - American Depositary Receipt.

PLC - Public Limited Company.

Long Futures Contracts Open on November 30, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	339	December 2019	$50,815,237	$53,285,715	$2,470,478

			$50,815,237	$53,285,715	$2,470,478

Index Abbreviations:

S&P 500	Standard & Poor’s U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2019, the investments were classified as described below:

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,111,673,528	$—	$—	$1,111,673,528
Short-Term Investments	54,036,593	1,794,342	—	55,830,935

Total Investments in Securities - Assets	$1,165,710,121	$1,794,342	$—	$1,167,504,463

Financial Derivative Instruments - Assets
Futures Contracts	$2,470,478	$—	$—	$2,470,478

Total Financial Derivative Instruments - Assets	$2,470,478	$—	$—	$2,470,478

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.82%
Communication Services - 2.60%
Interactive Media & Services - 0.20%
DHI Group, Inc.A	41,276	$139,100
TravelzooA	4,723	48,789

		187,889

Media - 2.40%
Emerald Expositions Events, Inc.	31,953	319,849
Lee Enterprises, Inc.A	14,090	27,335
MSG Networks, Inc., Class AA	49,171	798,537
Saga Communications, Inc., Class A	2,505	77,004
Scholastic Corp.	10,567	392,353
Tribune Publishing Co.	20,435	255,846
WideOpenWest, Inc.A	56,369	345,542

		2,216,466

Total Communication Services		2,404,355

Consumer Discretionary - 10.77%
Auto Components - 2.21%
Dorman Products, Inc.A	12,216	907,893
Fox Factory Holding Corp.A	2,512	165,616
Gentherm, Inc.A	3,821	159,909
Modine Manufacturing Co.A	35,030	259,922
Standard Motor Products, Inc.	10,975	552,811

		2,046,151

Distributors - 0.42%
Core-Mark Holding Co., Inc.	9,341	251,740
Weyco Group, Inc.	5,683	139,518

		391,258

Diversified Consumer Services - 0.98%
American Public Education, Inc.A	14,072	348,423
Career Education Corp.A	29,433	490,942
Collectors Universe, Inc.	2,366	62,155

		901,520

Hotels, Restaurants & Leisure - 1.79%
BBX Capital Corp.	5,934	27,178
Bluegreen Vacations Corp.B	26,390	260,469
Denny’s Corp.A	51,292	1,002,246
Monarch Casino & Resort, Inc.A	3,792	172,915
Nathan’s Famous, Inc.	1,164	86,776
RCI Hospitality Holdings, Inc.	5,852	107,677

		1,657,261

Household Durables - 1.11%
Bassett Furniture Industries, Inc.	4,914	74,791
Flexsteel Industries, Inc.	109	2,004
Green Brick Partners, Inc.A	34,540	394,101
Hamilton Beach Brands Holding Co., Class A	10,356	203,599
Hooker Furniture Corp.	14,812	352,674

		1,027,169

Leisure Products - 1.48%
Acushnet Holdings Corp.	17,807	535,456
Clarus Corp.	14,883	187,377
Escalade, Inc.	5,982	67,896
Johnson Outdoors, Inc., Class A	5,055	326,553

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.82% (continued)
Consumer Discretionary - 10.77% (continued)
Leisure Products - 1.48% (continued)
Marine Products Corp.	16,610	$251,309

		1,368,591

Specialty Retail - 1.16%
Citi Trends, Inc.	10,062	206,573
RTW RetailWinds, Inc.A	11,027	14,776
Sally Beauty Holdings, Inc.A B	28,843	531,576
Sportsman’s Warehouse Holdings, Inc.A	44,163	322,832

		1,075,757

Textiles, Apparel & Luxury Goods - 1.62%
Rocky Brands, Inc.	8,002	223,096
Steven Madden Ltd.	27,325	1,160,493
Superior Group of Cos., Inc.	8,420	113,080

		1,496,669

Total Consumer Discretionary		9,964,376

Consumer Staples - 2.31%
Food & Staples Retailing - 1.46%
Ingles Markets, Inc., Class A	9,796	435,334
Natural Grocers by Vitamin Cottage, Inc.	9,829	91,901
Village Super Market, Inc., Class A	8,869	250,816
Weis Markets, Inc.	14,470	576,340

		1,354,391

Food Products - 0.09%
Bridgford Foods Corp.A	3,167	84,812

Household Products - 0.07%
Oil-Dri Corp. of America	1,749	63,471

Personal Products - 0.69%
Inter Parfums, Inc.	9,051	638,005

Total Consumer Staples		2,140,679

Energy - 1.78%
Energy Equipment & Services - 0.38%
Mammoth Energy Services, Inc.B	24,850	39,014
Matrix Service Co.A	10,678	223,597
RigNet, Inc.A	644	3,349
Smart Sand, Inc.A	37,687	87,434

		353,394

Oil, Gas & Consumable Fuels - 1.40%
CVR Energy, Inc.	9,727	422,055
Evolution Petroleum Corp.	2,530	13,181
Falcon Minerals Corp.	23,980	154,671
Hallador Energy Co.	61,569	184,091
NACCO Industries, Inc., Class A	3,092	145,633
Panhandle Oil and Gas, Inc., Class A	17,885	211,401
PrimeEnergy Resources Corp.A	641	95,445
SilverBow Resources, Inc.A	8,223	71,705

		1,298,182

Total Energy		1,651,576

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.82% (continued)
Financials - 19.98%
Banks - 11.74%
1st Constitution Bancorp	11,196	$228,175
ACNB Corp.	1,139	40,116
Bank of Commerce Holdings	33,604	384,766
BCB Bancorp, Inc.	17,101	231,548
Bryn Mawr Bank Corp.	1,135	44,571
Byline Bancorp, Inc.A	20,753	381,648
C&F Financial Corp.	1,880	105,844
Capital Bancorp, Inc.A	6,567	97,848
Central Valley Community Bancorp	10,398	219,398
Civista Bancshares, Inc.	5,958	129,169
CNB Financial Corp.	7,079	224,121
Codorus Valley Bancorp, Inc.	5,137	110,498
Colony Bankcorp, Inc.	4,531	73,448
Community Trust Bancorp, Inc.	12,011	539,774
Enterprise Bancorp, Inc.	6,100	194,529
Evans Bancorp, Inc.	2,292	93,262
Farmers National Banc Corp.	20,282	311,126
First Bancorp, Inc.	76	2,165
First Business Financial Services, Inc.	9,464	236,411
First Mid Bancshares, Inc.	10,284	359,734
Great Southern Bancorp, Inc.	4,481	273,475
LCNB Corp.	12,147	224,598
Macatawa Bank Corp.	54,918	588,172
Mackinac Financial Corp.	5,561	87,530
Midland States Bancorp, Inc.	18,911	531,021
Northeast BankA	4,613	99,641
Northrim BanCorp, Inc.	4,273	160,109
Oak Valley Bancorp	4,843	90,709
Old Second Bancorp, Inc.	35,921	443,624
Parke Bancorp, Inc.	9,059	216,782
PCB Bancorp	36,511	625,068
People’s Utah Bancorp	10,317	302,804
Peoples Bancorp of North Carolina, Inc.	2,956	93,114
Peoples Bancorp, Inc.	23,307	762,372
Peoples Financial Services Corp.	118	5,796
Premier Financial Bancorp, Inc.	7,695	139,664
RBB Bancorp	15,743	315,175
Republic Bancorp, Inc., Class A	10,861	501,778
Select Bancorp, Inc.A	827	9,866
Sierra Bancorp	7,312	195,962
Summit Financial Group, Inc.	6,815	183,664
TriCo Bancshares	12,248	473,385
United Security Bancshares	37,667	393,244
Unity Bancorp, Inc.	5,976	132,368

		10,858,072

Capital Markets - 3.50%
B. Riley Financial, Inc.	13,069	381,746
Blucora, Inc.A	16,634	391,564
Cohen & Steers, Inc.	19,055	1,279,162
Diamond Hill Investment Group, Inc.	2,073	283,068
Donnelley Financial Solutions, Inc.A	23,263	233,561
GAMCO Investors, Inc., Class A	26,128	469,782
Pzena Investment Management, Inc., Class A	13,424	119,339

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.82% (continued)
Financials - 19.98% (continued)
Capital Markets - 3.50% (continued)
Silvercrest Asset Management Group, Inc., Class A	6,396	$82,828

		3,241,050

Consumer Finance - 0.54%
Elevate Credit, Inc.A	5,696	23,638
Enova International, Inc.A	20,622	474,925

		498,563

Diversified Financial Services - 0.19%
Marlin Business Services Corp.	8,123	174,157

Insurance - 2.55%
Crawford & Co., Class A	43,918	481,341
Independence Holding Co.	5,710	241,305
National General Holdings Corp.	64,471	1,372,588
National Western Life Group, Inc., Class A	80	20,178
NI Holdings, Inc.A	14,376	240,654

		2,356,066

Thrifts & Mortgage Finance - 1.46%
FS Bancorp, Inc.	3,286	196,437
Home Bancorp, Inc.	4,570	176,311
MMA Capital Holdings, Inc.A	1,186	37,916
OP Bancorp	13,964	136,568
Riverview Bancorp, Inc.	39,887	288,383
Southern Missouri Bancorp, Inc.	4,481	167,500
Sterling Bancorp, Inc.	22,694	219,905
Timberland Bancorp, Inc.	4,366	129,386

		1,352,406

Total Financials		18,480,314

Health Care - 17.46%
Biotechnology - 3.86%
ACADIA Pharmaceuticals, Inc.A	2,777	125,770
Anika Therapeutics, Inc.A	4,351	251,488
Arena Pharmaceuticals, Inc.A	5,010	237,374
BioSpecifics Technologies Corp.A	3,026	166,430
CASI Pharmaceuticals, Inc.A	34,765	115,072
Catalyst Pharmaceuticals, Inc.A	39,711	184,259
Celcuity, Inc.A	11,468	122,708
Denali Therapeutics, Inc.A B	10,214	181,707
Eagle Pharmaceuticals, Inc.A	3,345	195,616
Emergent BioSolutions, Inc.A	5,007	274,684
Enanta Pharmaceuticals, Inc.A	3,962	252,221
FibroGen, Inc.A	1,191	50,463
Ironwood Pharmaceuticals, Inc.A	22,289	267,914
MediciNova, Inc.A B	6,185	44,037
Myriad Genetics, Inc.A	5,830	150,064
PDL BioPharma, Inc.A	70,002	217,006
Retrophin, Inc.A	14,899	206,649
Vericel Corp.A	9,261	172,810
XBiotech, Inc.A B	12,872	147,899
Xencor, Inc.A B	5,178	204,013

		3,568,184

Health Care Equipment & Supplies - 5.09%
Antares Pharma, Inc.A	72,240	341,695
Atrion Corp.	536	377,719
iRadimed Corp.A	3,834	84,271

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.82% (continued)
Health Care - 17.46% (continued)
Health Care Equipment & Supplies - 5.09% (continued)
LeMaitre Vascular, Inc.	6,016	$213,989
Meridian Bioscience, Inc.	73,127	669,112
Natus Medical, Inc.A	8,353	267,212
Neogen Corp.A	9,367	623,561
Orthofix Medical, Inc.A	13,528	614,171
Quidel Corp.A	9,735	668,016
SeaSpine Holdings Corp.A	22,137	292,873
SI-BONE, Inc.A	12,910	229,669
Surmodics, Inc.A	4,821	197,854
Utah Medical Products, Inc.	1,213	129,573

		4,709,715

Health Care Providers & Services - 4.03%
Apollo Medical Holdings, Inc.A	14,706	268,679
CorVel Corp.A	4,925	406,362
Cross Country Healthcare, Inc.A	27,990	337,839
LHC Group, Inc.A	6,107	814,674
National HealthCare Corp.	5,753	489,005
National Research Corp., Class A	5,529	356,676
Patterson Cos., Inc.B	30,755	598,492
RadNet, Inc.A	23,665	453,421

		3,725,148

Health Care Technology - 2.04%
Computer Programs & Systems, Inc.	14,453	384,305
HealthStream, Inc.A	23,340	679,894
NextGen Healthcare, Inc.A	29,704	547,148
Simulations Plus, Inc.	8,155	272,540

		1,883,887

Life Sciences Tools & Services - 0.30%
ChromaDex Corp.A	26,891	97,883
Repligen Corp.A	1,985	176,169

		274,052

Pharmaceuticals - 2.14%
Corcept Therapeutics, Inc.A B	34,580	443,662
Phibro Animal Health Corp., Class A	15,276	370,596
SIGA Technologies, Inc.A B	137,800	675,220
Supernus Pharmaceuticals, Inc.A	21,164	494,814

		1,984,292

Total Health Care		16,145,278

Industrials - 16.19%
Airlines - 0.11%
SkyWest, Inc.	1,675	104,922

Building Products - 1.32%
CSW Industrials, Inc.	4,649	343,236
Universal Forest Products, Inc.	17,723	879,061

		1,222,297

Commercial Services & Supplies - 4.90%
CompX International, Inc.	3,111	47,318
Deluxe Corp.	17,319	884,654
Ennis, Inc.	25,555	527,455
Herman Miller, Inc.	18,481	883,022
HNI Corp.	14,578	572,770
Interface, Inc.	32,740	549,705

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.82% (continued)
Industrials - 16.19% (continued)
Commercial Services & Supplies - 4.90% (continued)
Kimball International, Inc., Class B	13,639	$291,602
Matthews International Corp., Class A	13,980	536,133
VSE Corp.	5,852	238,703

		4,531,362

Construction & Engineering - 0.66%
IES Holdings, Inc.A	7,577	164,345
Primoris Services Corp.	20,328	447,623

		611,968

Industrial Conglomerates - 0.37%
Raven Industries, Inc.	9,909	340,572

Machinery - 3.37%
Columbus McKinnon Corp.	9,487	389,726
Commercial Vehicle Group, Inc.A	4,395	31,380
Eastern Co.	2,801	76,972
Franklin Electric Co., Inc.	14,436	800,765
Gencor Industries, Inc.A	5,228	65,611
Gorman-Rupp Co.	7,588	280,832
Hurco Cos, Inc.	3,605	128,987
Miller Industries, Inc.	5,516	202,161
Omega Flex, Inc.	2,588	247,956
Park-Ohio Holdings Corp.	8,984	284,164
TriMas Corp.A	19,652	608,819

		3,117,373

Professional Services - 2.02%
Barrett Business Services, Inc.	728	64,326
BG Staffing, Inc.	2,485	53,676
Heidrick & Struggles International, Inc.	7,285	225,981
Kelly Services, Inc., Class A	24,341	533,311
Kforce, Inc.	8,926	352,756
Resources Connection, Inc.	14,965	231,209
TrueBlue, Inc.A	17,592	410,069

		1,871,328

Road & Rail - 0.03%
PAM Transportation Services, Inc.A	472	24,638

Trading Companies & Distributors - 3.41%
Applied Industrial Technologies, Inc.	13,187	841,990
BMC Stock Holdings, Inc.A	22,420	663,856
DXP Enterprises, Inc.A	5,610	216,154
Lawson Products, Inc.A	2,245	115,752
Rush Enterprises, Inc., Class A	15,638	716,533
Systemax, Inc.	14,538	336,700
Transcat, Inc.A	2,307	75,647
Willis Lease Finance Corp.A	3,039	182,340

		3,148,972

Total Industrials		14,973,432

Information Technology - 12.45%
Communications Equipment - 0.50%
Clearfield, Inc.A	5,658	76,779
DASAN Zhone Solutions, Inc.A	26,890	214,313
Digi International, Inc.A	6,415	114,444

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.82% (continued)
Information Technology - 12.45% (continued)
Communications Equipment - 0.50% (continued)
TESSCO Technologies, Inc.	4,896	$54,933

		460,469

Electronic Equipment, Instruments & Components - 4.41%
Bel Fuse, Inc., Class B	336	5,568
CTS Corp.	11,669	319,497
Daktronics, Inc.	30,408	187,313
ePlus, Inc.A	4,579	382,667
Insight Enterprises, Inc.A	17,101	1,121,655
Kimball Electronics, Inc.A	16,052	281,552
Novanta, Inc.A	2,279	212,357
PC Connection, Inc.	11,704	577,241
Sanmina Corp.A	7,708	245,191
ScanSource, Inc.A	15,031	532,398
Vishay Precision Group, Inc.A	6,233	214,478

		4,079,917

IT Services - 4.56%
Brightcove, Inc.A	24,901	222,615
CSG Systems International, Inc.	14,025	802,090
ExlService Holdings, Inc.A	4,518	315,402
Hackett Group, Inc.	21,679	332,339
Information Services Group, Inc.A	27,945	68,745
MAXIMUS, Inc.	10,177	759,713
NIC, Inc.	20,960	475,582
PRGX Global, Inc.A	9,848	44,316
Sykes Enterprises, Inc.A	16,925	594,744
TTEC Holdings, Inc.	13,097	601,545

		4,217,091

Semiconductors & Semiconductor Equipment - 1.49%
Diodes, Inc.A	17,574	810,865
FormFactor, Inc.A	23,473	543,165
GSI Technology, Inc.A	2,723	19,932

		1,373,962

Software - 1.39%
Agilysys, Inc.A	10,758	272,500
American Software, Inc., Class A	16,739	264,644
ChannelAdvisor Corp.A	25,802	244,861
MajescoA	12,734	114,097
QAD, Inc., Class A	4,302	219,875
Rimini Street, Inc.A	43,325	172,000

		1,287,977

Technology Hardware, Storage & Peripherals - 0.10%
AstroNova, Inc.	5,952	91,959

Total Information Technology		11,511,375

Materials - 4.53%
Chemicals - 3.77%
AdvanSix, Inc.A	10,643	215,308
Chase Corp.	4,049	476,365
Hawkins, Inc.	4,641	191,766
Innospec, Inc.	10,114	995,218
Kronos Worldwide, Inc.	47,191	649,820
Tredegar Corp.	22,782	490,496

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.82% (continued)
Materials - 4.53% (continued)
Chemicals - 3.77% (continued)
Valhi, Inc.	243,447	$472,287

		3,491,260

Construction Materials - 0.22%
United States Lime & Minerals, Inc.	1,987	204,403

Containers & Packaging - 0.22%
Myers Industries, Inc.	2,790	46,174
UFP Technologies, Inc.A	3,302	153,048

		199,222

Metals & Mining - 0.32%
Schnitzer Steel Industries, Inc., Class A	13,674	294,675

Total Materials		4,189,560

Real Estate - 7.53%
Equity Real Estate Investment Trusts (REITs) - 5.09%
Alexander’s, Inc.	1,603	523,155
CIM Commercial Trust Corp.	9,274	134,473
CoreCivic, Inc.	26,331	398,915
GEO Group, Inc.	26,165	362,647
Getty Realty Corp.	29,245	981,462
NexPoint Residential Trust, Inc.	12,858	615,255
One Liberty Properties, Inc.	5,971	163,068
Ryman Hospitality Properties, Inc.	13,246	1,181,940
Saul Centers, Inc.	6,441	342,275

		4,703,190

Real Estate Management & Development - 2.44%
Consolidated-Tomoka Land Co.	2,091	131,085
Forestar Group, Inc.A	18,226	371,810
Kennedy-Wilson Holdings, Inc.	43,610	986,022
Marcus & Millichap, Inc.A	11,104	408,183
Newmark Group, Inc., Class A	24,414	318,603
Stratus Properties, Inc.A	1,541	44,073

		2,259,776

Total Real Estate		6,962,966

Utilities - 2.22%
Electric Utilities - 1.12%
Genie Energy Ltd., Class B	4,718	38,168
Otter Tail Corp.	20,373	1,001,537

		1,039,705

Gas Utilities - 0.08%
RGC Resources, Inc.	2,450	71,981

Independent Power & Renewable Electricity Producers - 0.32%
Atlantic Power Corp.A	125,640	296,511

Water Utilities - 0.70%
Artesian Resources Corp., Class A	5,435	202,182
Consolidated Water Co., Ltd.	241	4,020
Global Water Resources, Inc.	1,054	14,197
Pure Cycle Corp.A	13,797	171,359

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 97.82% (continued)
Utilities - 2.22% (continued)
Water Utilities - 0.70% (continued)
York Water Co.	5,694	$252,415

		644,173

Total Utilities		2,052,370

Total Common Stocks (Cost $84,848,116)		90,476,281

SHORT-TERM INVESTMENTS - 2.17%
Investment Companies - 2.03%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.59%C D	1,881,350	1,881,350

	Principal Amount
U.S. Treasury Obligations - 0.14%
U.S. Treasury Bill, 1.87%E	$125,000	124,607

Total Short-Term Investments (Cost $2,005,880)		2,005,957

	Shares
SECURITIES LENDING COLLATERAL - 0.05% (Cost $41,310)
Investment Companies - 0.05%
American Beacon U.S. Government Money Market Select Fund, Select Class, 1.59%C D	41,310	41,310

TOTAL INVESTMENTS - 100.04% (Cost $86,895,306)		92,523,548
LIABILITIES, NET OF OTHER ASSETS - (0.04%)		(35,051)

TOTAL NET ASSETS - 100.00%		$92,488,497

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at November 30, 2019.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.
E	This security or a piece thereof is held as segregated collateral.

Long Futures Contracts Open on November 30, 2019:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	23	December 2019	$1,850,468	$1,867,370	$16,902

			$1,850,468	$1,867,370	$16,902

See accompanying notes

American Beacon Zebra Small Cap Equity FundSM

Schedule of Investments

November 30, 2019 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of November 30, 2019, the investments were classified as described below:

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$90,476,281	$—	$—	$90,476,281
Short-Term Investments	1,881,350	124,607	—	2,005,957
Securities Lending Collateral	41,310	—	—	41,310

Total Investments in Securities - Assets	$92,398,941	$124,607	$—	$92,523,548

Financial Derivative Instruments - Assets
Futures Contracts	$16,902	$—	$—	$16,902

Total Financial Derivative Instruments - Assets	$16,902	$—	$—	$16,902

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended November 30, 2019, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2019 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of November 30, 2019, the Trust consists of thirty-two active series, four of which are presented in this filing: American Beacon SiM High Yield Opportunities Fund, American Beacon Sound Point Floating Rate Income Fund, American Beacon The London Company Income Equity Fund, and American Beacon Zebra Small Cap Equity Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies. The remaining twenty-eight active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2019 (Unaudited)

determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2019 (Unaudited)

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2019 (Unaudited)

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of November 30, 2019, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received		Non-Cash Collateral Received	Total Collateral Received
Zebra Small Cap Equity	$2,099,273	$	41,310	$2,151,526	$2,192,836

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

November 30, 2019 (Unaudited)

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended August 31, 2019 remains subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of November 30, 2019, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
SiM High Yield Opportunities	$1,278,324,266	$41,638,009	$(66,960,889)	$(25,322,880)
Sound Point Floating Rate Income	1,222,994,569	4,173,939	(93,831,147)	(89,657,208)
The London Company Income Equity	872,455,576	307,218,868	(12,169,981)	295,048,887
Zebra Small Cap Equity	86,895,306	8,486,951	(2,858,709)	5,628,242

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of August 31, 2019 the Funds had the following post RIC MOD capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
SiM High Yield Opportunities	$—	$4,164,158
Sound Point Floating Rate Income	27,304,887	16,607,335
Zebra Small Cap Equity	491,374	—

See accompanying notes

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive office and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) as of date within 90 days of the filing date of this report and have concluded based on such evaluation, that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There was no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270:30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: January 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: January 28, 2020

By:	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: January 28, 2020